Shareholder Report, Average Annual Return (Details) DFD2_Dimensional VA U.S. Large Value Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional VA U.S. Large Value Portfolio – Institutional
Average Annual Return, Percent	9.38%	15.12%	9.72%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	21.14%	17.05%	14.39%
Russell 1000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	11.15%	14.28%	9.97%